Long-Term Investments (Details) - Schedule of extent the investee relies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Braingenesis Biotechnology Co., Ltd. [Member]
Long-Term Investments (Details) - Schedule of extent the investee relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship	No specific business relationship
Genepharm Biotech Corporation [Member]
Long-Term Investments (Details) - Schedule of extent the investee relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship	No specific business relationship
BioHopeKing Corporation [Member]
Long-Term Investments (Details) - Schedule of extent the investee relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation [Member]
Long-Term Investments (Details) - Schedule of extent the investee relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs	Loaned from the investee and provides research and development support service
Rgene Corporation [Member]
Long-Term Investments (Details) - Schedule of extent the investee relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs	Collaborating with the Company to develop and commercialize drugs